Statement of Shareholders' Equity (USD $)	Total	Common Stock	Accumulated Deficit	Class A Preferred Stock
Balances at Dec. 31, 2009	$ (1,004,735)	$ 13,587,403	$ (14,592,138)
Balances (in shares) at Dec. 31, 2009		4,932,635
Issuance of common stock for services	24,500	24,500
Issuance of common stock for services (in shares)		40,000
Issuance of common stock in exchange for notes payable to:
Net income (loss)	(852,612)		(852,612)
Balances at Dec. 31, 2010	(1,832,847.0)	13,611,903.0	(15,444,750.0)
Balances (in shares) at Dec. 31, 2010		4,972,635
Issuance of common stock for services:
Settlement of liabilities to unrelated parties at $0.68 per share	481,251	481,251
Settlement of liabilities to unrelated parties at $0.68 per share (in shares)		770,000
Settlement of liabilities to related parties at $0.88 per share	675,000	675,000
Settlement of liabilities to related parties at $0.88 per share (in shares)		770,000
Consulting related to property acquisition at $6.10 per share	457,500	457,500
Consulting related to property acquisition at $6.10 per share (in shares)		75,000
Services related to financing transaction at $4.00 per share	12,000	12,000
Services related to financing transaction at $4.00 per share (in shares)		3,000
Board of Director fees at $1.75 per share	128,000	128,000
Board of Director fees at $1.75 per share (in shares)		72,841
Issuance of common stock in exchange for notes payable to:
Officers and directors at $8.00 per share	500,000	500,000
Officers and directors at $8.00 per share (in shares)		62,500
Others at $1.00 per share (in shares)	835,000	835,000
Others at $1.00 per share	835,000	835,000
Issuance of common stock for cash of $1.00 per share (in shares)		203,500
Issuance of common stock for cash of $1.00 per share	203,500	203,500
Net income (loss)	495,266		495,266
Issuance of Class A (Series 1) preferred stock for cash:
Director for $10,000 per share	1,000,000.0			1,000,000.0
Director for $10,000 per share (in shares)				100.0
Others at $10,000 per share	4,225,000.0			4,225,000.0
Others at $10,000 per share (in shares)				422.5
Offering costs related to issuance of preferred stock	(201,629)			(201,629)
Balances at Dec. 31, 2011	6,978,041.0	16,904,154.0	(14,949,484.0)	5,023,371.0
Balances (in shares) at Dec. 31, 2011		7,764,476.0		522.5
Issuance of common stock for services (in shares)	215,327
Issuance of common stock for services:
Board of Director fees at $1.75 per share	120,000	120,000
Board of Director fees at $1.75 per share (in shares)		65,605
Issuance of common stock to related parties for consulting services	110,000	110,000
Issuance of common stock to related parties for consulting services (in shares)		135,972
Issuance of common stock to unrelated parties:
For accrued interest (in shares)		7,750
For accrued interest	10,462	10,462
For consulting services	6,480	6,480
Issuance of common stock in exchange for notes payable to:
Preferred stock dividends declared	(391,875)		(391,875)
For consulting services (in shares)		6,000
Net income (loss)	(19,741)		(19,741)
Balances at Jun. 30, 2012	$ 6,813,367.0	$ 17,151,096.0	$ (15,361,100.0)	$ 5,023,371.0
Balances (in shares) at Jun. 30, 2012		7,979,803.0		522.5